Schedule of Assets (Schedule of Assets (Held at End of Year I)) (Details) - EBP 005 [Member]	Dec. 31, 2025 USD ($)
Investment, Identifier [Axis]: American Beacon Small Cap Value Fund Class R5
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 1,201,159
Investment, Identifier [Axis]: American Century Heritage R6
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 4,832,349
Investment, Identifier [Axis]: American Funds EuroPacific Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 3,056,515
Investment, Identifier [Axis]: Dodge And Cox International Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 9,726,580
Investment, Identifier [Axis]: Essential Utilities Inc Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Cost	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 38,066,599
Investment, Identifier [Axis]: Fidelity 500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Cost	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 47,710,309
Investment, Identifier [Axis]: Fidelity Balanced K
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Cost	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 6,145,127
Investment, Identifier [Axis]: Fidelity International Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Cost	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 6,825,685
Investment, Identifier [Axis]: Fidelity Mid Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Cost	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 4,853,114
Investment, Identifier [Axis]: Fidelity US Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Cost	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 1,246,915
Investment, Identifier [Axis]: Fidelity Value Fund Class K
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Cost	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 2,942,851
Investment, Identifier [Axis]: JP Morgan US Equity Fund R6
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 9,279,424
Investment, Identifier [Axis]: MFS Massachusetts Inv Gr Stk
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 7,795,794
Investment, Identifier [Axis]: Neuberger Berman Genesis Find Instl
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 1,403,718
Investment, Identifier [Axis]: PGIM Total Return Bond Z Prudential
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 11,872,857
Investment, Identifier [Axis]: T.Rowe Price QM US Small Cap Growth Equity Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 2,525,894
Investment, Identifier [Axis]: T.Rowe Price Retirement 2005 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 578,016
Investment, Identifier [Axis]: T.Rowe Price Retirement 2010 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 899,153
Investment, Identifier [Axis]: T.Rowe Price Retirement 2015 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 5,178,436
Investment, Identifier [Axis]: T.Rowe Price Retirement 2020 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 23,045,988
Investment, Identifier [Axis]: T.Rowe Price Retirement 2025 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 45,321,232
Investment, Identifier [Axis]: T.Rowe Price Retirement 2030 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 89,845,304
Investment, Identifier [Axis]: T.Rowe Price Retirement 2035 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 80,549,902
Investment, Identifier [Axis]: T.Rowe Price Retirement 2040 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 58,200,188
Investment, Identifier [Axis]: T.Rowe Price Retirement 2045 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 56,365,262
Investment, Identifier [Axis]: T.Rowe Price Retirement 2050 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 60,620,595
Investment, Identifier [Axis]: T.Rowe Price Retirement 2055 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 45,442,601
Investment, Identifier [Axis]: T.Rowe Price Retirement 2060 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 23,615,894
Investment, Identifier [Axis]: T.Rowe Price Retirement 2065 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 9,433,087
Investment, Identifier [Axis]: T.Rowe Price Retirement Balance Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 471,690
Investment, Identifier [Axis]: T.Rowe Price Stable Value Common Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 20,613,824
Investment, Identifier [Axis]: Vanguard Small Cap Index Fund Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 4,797,014
Investment, Identifier [Axis]: Vanguard Treasury Money Market
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 4,857,681
Investment, Identifier [Axis]: Vanguard Windsor II Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 8,723,181